SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2009
Date of reporting period: May 31, 2009

Item 1. Report To Shareowners

Sextant Mutual Funds

Short-Term Bond
Bond Income
Core
Growth
International

Semi-Annual Report

May 31, 2009

Performance Summary (as of June 30, 2009):

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	4.39%	4.99%	3.55%	4.39%	1.60%
Morningstar Category	1.22%	2.92%	2.57%	3.86%	N/A
% Rank (category size)	20 (416)	17 (358)	24 (301)	30 (157)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	3.96%	4.61%	3.63%	5.28%	1.45%
Morningstar Category	1.64%	3.62%	3.19%	4.82%	N/A
% Rank (category size)	35 (1128)	40 (983)	44 (860)	31 (476)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	-11.79%	N/A	N/A	N/A	1.54%
Morningstar Category	-17.77%	-4.15%	0.19%	1.27%	N/A
% Rank (category size)	9 (1204)	N/A	N/A	N/A	N/A

Sextant Growth vs. Mid-Cap Growth Category
Fund Return	-22.44%	-5.06%	3.13%	2.18%	1.25%
Morningstar Category	-30.56%	-8.12%	-1.08%	0.97%	N/A
% Rank (category size)	15 (888)	22 (794)	5 (658)	32 (331)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	-19.33%	1.89%	9.13%	6.45%	1.43%
Morningstar Category	-32.42%	-8.24%	2.09%	1.11%	N/A
% Rank (category size)	3 (803)	1 (617)	2 (461)	5 (250)	N/A

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll free (800) SATURNA or visiting www.saturna.com. Total returns are historical and include change in share value, and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 30 days (90 days beginning Oct. 1, 2009). Share price, yield, and return will vary and you may have a gain or loss when you sell your shares. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus that contains this and other important information, please call toll-free (800) SATURNA or visit www.saturna.com. Please read the prospectus carefully before investing.

¹ By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus which is dated March 27, 2009, incorporates results from the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4). Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

² Sextant Core began operations March 30, 2007.

†Morningstar June 30, 2009. Morningstar, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar, by category as determined by Morningstar. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. The 12-month Rank shows how each Fund ranks in its Morningstar peer category for the 12 months ended June 30, 2009. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

Sextant Short-Term Bond was 70th of 416 Short-Term Bond funds in the last year, 50th of 358 funds in the last 3 years, 62nd of 301 funds in the last 5 years and 41st of 157 funds in the last 10 years. Sextant Bond Income was 337th of 1128 Intermediate-Term Bond funds in the last year, 337th of 983 funds in the last 3 years, 322nd of 860 funds in the last 5 years and 123rd of 476 funds in the last 10 years. Sextant Core was 90th of 1204 Moderate Allocation funds in the last year. Sextant Growth was 114th of 888 Mid-Cap Growth funds in the last year, 143rd of 794 funds in the last 3 years, 27th of 658 funds in the last 5 years and 87th of 331 funds in the last 10 years. Sextant International was 19th of 803 Foreign Large Blend funds in the last year, 1st of 617 funds in the last 3 years, 5th of 461 funds in the last 5 years and 11th of 250 funds in the last 10 years.

2   |   May 31, 2009   Semi-Annual Report

Fellow Shareowners:

Since September, the world has been gripped in a massive credit crisis that is still unfolding. Caught in a Great Recession, there is no easy exit. As optimists, we still believe that market forces — if allowed to operate — will eventually bring stability.

During this time of trial, the Sextant Funds have done relatively well. For the highly volatile semi-annual period ended May 31st, 2009, Sextant International appreciated an outstanding 9.36%, solid Sextant Growth grew 4.83%, and stalwart Sextant Core Fund returned 7.78%. During the same period the AMEX International Index returned 12.77% and the S&P 500 returned 4.05%.

Evidence of deflation helped the bond markets over the last six months. In this unstable climate, the safer Short-Term Bond Fund returned 5.13% and the Bond Income Fund returned 6.74%.

Sextant International Fund

As long-term investors, we know that a particular interval's gains or losses matter much less when considered over a lengthier span of time. That is why the recognition that our Funds receive for superlative longer-term performance is so important — to us and especially to our shareowners.

For the year ended May 31st (see next page), Sextant International was ranked in the top 1% of all Morningstar Foreign Large Blend category funds for one, three and five years (out of 792, 604, and 453 funds in the category for the respective periods). For the last year, Sextant International was aided by its large cash position, which helped it avoid the high volatility in foreign stocks. Good performance brings new investors: for the six-months ended May 31st, Sextant International Fund's assets increased by 236% to $72 million dollars, allowing fixed costs to be spread across a larger base.

It is not solely Sextant International which has been performing well with respect to its peer group. The performance summary data on the surrounding pages provide the absolute as well as relative Morningstar category rank for each Sextant Fund. Moreover, all Sextant Funds stress low operating expenses and employ a rare "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results relative to the peer group selected by Morningstar. Rapid growth in these funds has boosted assets in the five Sextant Funds to over $114 million today. We welcome our many new shareowners.

Going Forward

This decline is severe, not only in terms of depth but also duration. As a massive deleveraging of the economy occurs, esoteric financial instruments are disappearing amid the changing climate. A strong stimulus program should provide the necessary momentum to an economy still shaken by the systemic panic instigated by the housing bubble. Even though a complete return to normal economic conditions is a ways off, the stock market is already leading other sectors of the economy upward.

Sextant Funds stress low operating expenses and employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results.

Long years of experience on our investment team lead us forward, with caution. As investors, we don't like to lose money. In most of the Sextant Funds, our cash reserves are much higher than normal. We also know that the best times to invest are when the outlook is dark and murky. Going forward, we will continue to invest in solid companies with the strong business advantages and balance sheets needed to navigate these trying times. Please review the following pages for more detail about each Fund's financial results.

Respectfully,

(graphic omitted)
Nicholas Kaiser, President
(Manager — Sextant Growth, Sextant International)

(graphic omitted)
Phelps McIlvaine, Vice President
(Manager — Sextant Short-Term Bond, Sextant Bond Income)

(graphic omitted)
Peter Nielsen, Senior Analyst
(Manager — Sextant Core)

July 20, 2009

May 31, 2009   Semi-Annual Report   |   3

Performance Summary (as of May 31, 2009):

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	4.50%	4.94%	3.54%	4.40%	1.60%
Morningstar Category	-0.37%	2.16%	2.12%	3.79%	N/A
% Rank (category size)	12 (419)	13 (355)	19 (305)	27 (158)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	2.44%	3.88%	3.33%	4.95%	1.45%
Morningstar Category	-0.44%	2.91%	2.80%	4.42%	N/A
% Rank (category size)	35 (1143)	45 (999)	47 (865)	39 (484)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	-16.48%	N/A	N/A	N/A	1.54%
Morningstar Category	-22.24%	-4.21%	0.44%	1.53%	N/A
% Rank (category size)	10 (1217)	N/A	N/A	N/A	N/A

Sextant Growth vs. Mid-Cap Growth Category
Fund Return	-28.02%	-5.50%	3.16%	2.33%	1.25%
Morningstar Category	-35.35%	-8.33%	-0.66%	1.56%	N/A
% Rank (category size)	4 (897)	22 (799)	7 (664)	38 (335)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	-22.92%	1.83%	9.85%	6.82%	1.43%
Morningstar Category	-37.02%	-8.00%	2.69%	1.44%	N/A
% Rank (category size)	1 (792)	1 (604)	1 (453)	3 (242)	N/A

Performance data quoted above represents past performance and is no guarantee of future results. Results are shown for 12 months ending May 31, 2009 ("1 Year" column above) because the Sextant Funds' performance fees are based on the same period. Results are shown for other fiscal periods by regulation.

¹ By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus which is dated March 27, 2009, incorporates results from the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Sextant Core began operations on March 30, 2007.

†Morningstar 5/31/2009. Morningstar, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar, by category as determined by Morningstar. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. The 12-month Rank shows how each Fund ranks in its Morningstar peer category for the year ended May 31, 2009.

Sextant Short-Term Bond was 41st of 419 Short-Term Bond funds in the last year, 37th of 355 funds in the last 3 years, 49th of 305 funds in the last 5 years and 37th of 158 funds in the last 10 years. Sextant Bond Income was 339th of 1143 Intermediate-Term Bond funds in the last year, 380th of 999 funds in the last 3 years, 346th of 865 funds in the last 5 years and 153rd of 484 funds in the last 10 years. Sextant Core was 102nd of 1217 Moderate Allocation funds in the last year. Sextant Growth was 28th of 897 Mid-Cap Growth funds in the last year, 144th of 799 funds in the last 3 years, 36th of 664 funds in the last 5 years and 103rd of 335 funds in the last 10 years. Sextant International was 2nd of 792 Foreign Large Blend funds in the last year, 1st of 604 funds in the last 3 years, 2nd of 453 funds in the last 5 years and 7th of 242 funds in the last 10 years.

4   |   May 31, 2009   Semi-Annual Report

Sextant Short-Term Bond Fund

Performance Summary

Average Annual Returns as of May 31, 2009
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Short-Term Bond Fund	4.50%	3.54%	4.40%	1.60%
Citigroup Gov./Corp. Inv. Grade Index 1-3 Years	5.02%	4.22%	4.93%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 1999 to a similar amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $15,383 versus $16,143 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days (90 calendar days beginning October 1, 2009).

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2009, incorporates results for the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Short-Term Bond Fund are capital preservation and current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
	U.S. Treasury Note 4.00% due 4/15/2010	5.7%
	U.S. Treasury Note 4.00% due 6/15/2009	5.5%
	Federal Farm Credit Bank 5.79% due 6/5/2013	5.5%
	Roche Holdings 4.50% due 3/1/2012	4.4%
	Apache 5.25% due 4/15/2013	4.3%
	Florida Power & Light 5.625% due 9/1/2011	4.1%
	International Business Machines 5.05% due 10/22/2012	4.0%
	Halliburton 5.50% due 10/15/2010	3.8%
	AstraZeneca 5.40% due 9/15/2012	3.7%
	Verizon New England 4.75% due 10/1/2013	3.6%

May 31, 2009   Semi-Annual Report   |   5

Sextant Short-Term Bond Fund

Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Computers
A+	International Business Machines	5.05% due 10/22/2012	$135,000	$145,632	4.0%

Diversified Financial Services
AA	General Electric Capital	5.25% due 10/19/2012	100,000	101,276	2.8%

Energy
A-	Apache	5.25% due 4/15/2013	150,000	156,895	4.3%
A	ConocoPhillips	8.75% due 5/25/2010	100,000	106,866	3.0%
A	Halliburton	5.50% due 10/15/2010	132,000	138,289	3.8%
BBB+	Marathon Oil	6.00% due 7/1/2012	120,000	126,515	3.5%
			502,000	528,565	14.6%

Finance
AA	Berkshire Hathaway Financial	4.75% due 5/15/2012	100,000	106,107	2.9%
A-	HSBC Finance	6.375% due 10/15/2011	100,000	101,161	2.8%
BBB+	International Lease Finance (AIG)	5.00% due 4/15/2010	125,000	115,028	3.2%
			325,000	322,296	8.9%

Food Production
BBB-	Fortune Brands	5.125% due 1/15/2011	120,000	121,692	3.4%

Machinery
A	Caterpillar	7.25% due 9/15/2009	100,000	101,582	2.8%
A	Dover	6.50% due 2/15/2011	100,000	106,803	3.0%
			200,000	208,385	5.8%

Medical
A+	AstraZeneca	5.40% due 9/15/2012	125,000	134,694	3.7%
A+	Genentech	4.40% due 7/15/2010	100,000	102,583	2.8%
A	Roche Holdings	4.50% due 3/1/2012	150,000	158,029	4.4%
			375,000	395,306	10.9%

Retail
A-	TJX Companies	7.45% due 12/15/2009	95,000	97,069	2.7%

Telecommunications
BBB	Verizon New England	4.75% due 10/1/2013	129,000	128,603	3.6%

U.S. Government
AAA	U.S. Treasury Note	4.00% due 6/15/2009	200,000	200,281	5.5%
AAA	U.S. Treasury Note	4.00% due 4/15/2010	200,000	206,219	5.7%
			400,000	406,500	11.2%

U.S. Government Agency
AAA	Federal Farm Credit Bank	5.79% due 6/5/2013	200,000	200,120	5.5%
AAA	Federal National Mortgage Assc.	5.00% due 2/23/2010	120,000	123,687	3.4%
			320,000	323,807	8.9%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

6   |   May 31, 2009   Semi-Annual Report

Sextant Short-Term Bond Fund

Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Utilities
A-	Florida Power & Light	5.625% due 9/1/2011	$140,000	$150,015	4.1%
A-	Scottish Power	4.91% due 3/15/2010	100,000	101,166	2.8%
			240,000	251,181	6.9%

Total investments		(Cost $2,965,891)	2,941,000	3,030,312	83.7%
Other assets (net of liabilities)				592,239	16.3%
Total net assets				$3,622,551	100.0%
¹ Ratings shown are as determined by a national bond rating agency or the Adviser.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  7

Sextant Short-Term Bond Fund

Statement of Assets and Liabilities
As of May 31, 2009

Assets
Investments in securities, at value (Cost $2,965,891)	$3,030,312
Cash	550,567
Interest receivable	38,171
Receivable for Fund shares sold	3,609
Due from affiliates	337
Total assets		3,622,996
Liabilities
Payable for fund shares redeemed	2,500
Accrued distribution fee	757
Distribution payable	102
Other liabilities	(2,914)
Total liabilities		445
Net Assets		3,622,551

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	3,609,681
Unrealized net appreciation on investments	64,421
Undistributed net investment income	1,406
Accumulated net realized loss	(52,957)
Net assets applicable to Fund shares outstanding		$3,622,551

Fund shares outstanding		724,225

Net asset value, offering and redemption price per share		$5.00

Statement of Operations
Period ended May 31, 2009

Investment income
Interest income	$70,133
Gross investment income		70,133
Expenses
Investment adviser and administration fees	12,987
Filing and registration fees	4,345
Distribution fees	4,112
Audit fees	1,303
Trustee fees	981
Insurance	840
Chief Compliance Officer expenses	779
Printing and postage	553
Other expenses	227
Custodian fees	81
Total gross expenses	26,208
Less adviser fees waived	(13,724)
Less custodian fee credits	(81)
Net expenses		12,403
Net investment income		57,730

Net realized gain (loss) on investments
Proceeds from sales	242,850
Less cost of securities sold (based on identified cost)	248,593
Net realized loss on investments		(5,743)
Net change in unrealized appreciation (depreciation) on investments
End of period	64,421
Beginning of period	(51,811)
Net increase in unrealized appreciation		116,232
Net gain on investments		110,489

Net increase in net assets resulting from operations		$168,219

(The accompanying notes are an integral part of these financial statements.)

8   |   May 31, 2009   Semi-Annual Report

Sextant Short-Term Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2009	Year ended Nov. 30, 2008
Increase (decrease) in net assets from operations:
From operations
Net investment income	$57,730	$114,036
Net realized gain (loss) on investments	(5,743)	(10,255)
Net increase (decrease) in unrealized appreciation	116,232	(91,717)
Net increase (decrease) in net assets	168,219	12,064
Distributions to shareholders from
Net investment income	(57,731)	(114,369)
Capital share transactions
Proceeds from sales of shares	716,655	1,130,516
Value of shares issued in reinvestment of dividends	56,892	111,024
Early redemption fees retained	29	79
Cost of shares redeemed	(285,639)	(1,110,549)
Net increase in net assets	487,937	131,070
Total increase (decrease) in net assets	598,425	28,765

Net assets
Beginning of period	3,024,126	2,995,361
End of period	$3,622,551	$3,024,126

Undistributed net investment income	$1,406	$1,407

Shares of the Fund sold and redeemed
Number of shares sold	145,664	228,825
Number of shares issued in reinvestment of dividends	11,531	22,429
Number of shares redeemed	(58,195)	(226,241)
Net increase in number of shares outstanding	99,000	25,013

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For Year Ended November 30,
	May 31, 2009	2008	2007	2006	2005	2004
Net asset value at beginning of period	$4.84	$4.99	$4.90	$4.85	$4.97	$5.09
Income from investment operations
Net investment income	0.09	0.18	0.17	0.16	0.17	0.19
Net gain (loss) on securities (both realized and unrealized)	0.16	(0.15)	0.09	0.05	(0.12)	(0.12)
Total from investment operations	0.25	0.03	0.26	0.21	0.05	0.07
Less distributions
Dividends (from net investment income)	(0.09)	(0.18)	(0.17)	(0.16)	(0.17)	(0.19)
Total distributions	(0.09)	(0.18)	(0.17)	(0.16)	(0.17)	(0.19)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²	-

Net asset value at end of period	$5.00	$4.84	$4.99	$4.90	$4.85	$4.97

Total return	5.13%	0.66%	5.51%	4.41%	0.96%	1.41%

Ratios / supplemental data
Net assets ($000), end of period	$3,623	$3,024	$2,995	$2,937	$2,557	$2,255
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.79%	1.60%	1.58%	1.39%	1.23%	1.14%
After fee waivers and custodian fee credits	0.38%	0.75%	0.75%	0.57%	0.59%	0.58%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.75%	3.70%	3.54%	3.41%	3.35%	3.80%
Portfolio turnover rate	8%	22%	28%	41%	33%	37%
¹ Early redemption fee adopted March 29, 2005	² Amount is less than $0.01

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  9

Sextant Bond Income Fund

Performance Summary

Average Annual Returns as of May 31, 2009
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Bond Income Fund	2.44%	3.33%	4.95%	1.45%
Citigroup Broad Investment Grade Bond Index	6.51%	5.36%	6.05%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 1999 to a similar amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $16,210 versus $18,706 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days (90 calendar days beginning October 1, 2009).

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2009, incorporates results for the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objective of the Bond Income Fund is current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
	Federal Home Loan Bank 5.375% due 9/9/2016	4.8%
	Burlington VT Taxable Pub Imp Ser B 5.75% due 11/1/2028	4.6%
	Dupage Co. IL CCD #502 5.50% due 1/1/2026	4.5%
	Federal Farm Credit Bank 4.50% due 1/5/2018	4.4%
	Federal Farm Credit Bank 6.25% due 8/18/2021	4.4%
	Milan Cnty Michigan Area Schools 6.45% due 5/1/2024	4.3%
	AT&T 7.125% due 12/15/2031	4.2%
	Travelers Companies 5.50% due 12/1/2015	3.7%
	BHP Finance U.S.A. 5.25% due 12/15/2015	3.7%
	Pharmacia 6.50% due 12/1/2018	3.1%

10   |   May 31, 2009   Semi-Annual Report

Sextant Bond Income Fund

Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Agriculture
A	Archer Daniels Midland	7.00% due 2/1/2031	$100,000	$107,952	3.1%

Automotive
BBB	AutoZone	5.50% due 11/15/2015	95,000	91,519	2.6%

Banking
BBB+	CitiCorp	7.25% due 10/15/2011	50,000	48,765	1.4%
A-	Comerica Bank	7.125% due 12/1/2013	50,000	44,572	1.3%
A+	Norwest Financial	6.85% due 7/15/2009	50,000	50,112	1.4%
			150,000	143,449	4.1%

Building
A+	Lowe's Companies	8.25% due 6/1/2010	50,000	52,732	1.5%
BBB	Masco	7.125% due 8/15/2013	60,000	53,535	1.6%
			110,000	106,267	3.1%

Chemicals
A	Air Products & Chemicals	8.75% due 4/15/2021	50,000	59,108	1.7%

Electronics
A-	Phillips Electronics	7.25% due 8/15/2013	75,000	81,379	2.4%

Energy
A	Baker Hughes	6.875% due 1/15/2029	100,000	103,214	3.0%

Finance
A	Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	47,786	1.4%
A+	Paine Webber Group	7.625% due 2/15/2014	50,000	47,303	1.4%
			100,000	95,089	2.8%

Food Production
BBB	ConAgra	7.875% due 9/15/2010	4,000	4,242	0.1%
A	Hershey Foods	6.95% due 8/15/2012	50,000	56,083	1.6%
BBB	H.J. Heinz	6.00% due 3/15/2012	75,000	79,205	2.3%
			129,000	139,530	4.0%

Insurance
A	Allstate	7.50% due 6/15/2013	50,000	51,775	1.5%
A+	Progressive	7.00% due 10/1/2013	75,000	71,441	2.1%
A-	Travelers Companies	5.50% due 12/1/2015	125,000	127,465	3.7%
			250,000	250,681	7.3%

Machinery
A	Caterpillar	9.375% due 8/15/2011	40,000	43,188	1.2%
A	Deere & Co.	8.10% due 5/15/2030	95,000	102,019	3.0%
			135,000	145,207	4.2%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  11

Sextant Bond Income Fund

Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Medical
A	Becton Dickinson	7.15% due 10/1/2009	$40,000	$40,614	1.2%
AA+	Pharmacia	6.50% due 12/1/2018	100,000	108,707	3.1%
			140,000	149,321	4.3%

Metal Ores
A+	BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	126,801	3.7%

Municipal General Obligation
AA-	City of Burlington Taxable GO 2009 Series B	5.75% due 11/1/2028	160,000	160,141	4.6%
AAA	Dupage Co. IL CCD #502	5.50% due 1/1/2026	150,000	154,077	4.5%
AA-	Milan Co. MI Area Schools	6.45% due 5/1/2024	150,000	147,317	4.3%
			460,000	461,535	13.4%

Retail
A	Dayton Hudson (Target Stores)	10.00% due 1/1/2011	50,000	54,998	1.6%
AA	Wal-Mart Stores	7.25% due 6/1/2013	45,000	50,956	1.5%
			95,000	105,954	3.1%

Telecommunications
A	AT&T	7.125% due 12/15/2031	140,000	144,677	4.2%

Transportation
BBB+	Southwest Airlines	6.50% due 3/1/2012	75,000	77,151	2.2%

U.S. Government Agency
AAA	Federal Farm Credit Bank	4.50% due 1/5/2018	150,000	151,259	4.4%
AAA	Federal Farm Credit Bank	6.25% due 8/18/2021	150,000	150,923	4.4%
AAA	Federal Home Loan Bank	5.375% due 9/9/2016	150,000	166,218	4.8%
			450,000	468,400	13.6%

Utilities
BBB	Commonwealth Edison	7.50% due 7/1/2013	50,000	51,802	1.5%
A	Florida Power & Light	5.95% due 10/1/2033	100,000	101,514	2.9%
BBB+	Sempra Energy	7.95% due 3/1/2010	50,000	51,906	1.5%
			200,000	205,222	5.9%

Total investments		(Cost $3,104,185)	2,979,000	3,062,456	88.7%
Other assets (net of liabilities)				390,577	11.3%
Total net assets				$3,453,033	100.0%
¹ Ratings shown are as determined by a national bond rating agency or the Adviser.

(The accompanying notes are an integral part of these financial statements.)

12   |   May 31, 2009   Semi-Annual Report

Sextant Bond Income Fund

Statement of Assets and Liabilities
As of May 31, 2009

Assets
Investments in securities, at value (Cost $3,104,185)	$3,062,456
Cash	331,278
Interest receivable	54,746
Due from affiliates	987
Receivable for Fund shares sold	742
Insurance reserve premium	400
Total assets		3,450,609
Liabilities
Accrued distribution fee	731
Distributions payable	117
Accrued expenses	(3,272)
Total liabilities		(2,424)
Net assets		3,453,033

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	3,579,952
Distribution in excess	(5)
Unrealized net depreciation on investments	(41,729)
Accumulated net realized loss	(85,185)
Net assets applicable to Fund shares outstanding		$3,453,033

Fund shares outstanding		742,320

Net asset value, offering and redemption price per share		$4.65

Statement of Operations
Period ended May 31, 2009

Investment income
Interest income	$95,900
Gross investment income		95,900
Expenses
Investment adviser and administration fees	13,638
Filing and registration fees	4,827
Distribution fees	4,259
Audit fees	2,603
Insurance	779
Printing and postage	730
Chief Compliance Officer expenses	695
Trustee fees	685
Other expenses	187
Legal fees	181
Custodian fees	84
Total gross expenses	28,668
Less adviser fees waived	(13,168)
Less custodian fee credits	(84)
Net expenses		15,416
Net investment income		80,484

Net realized gain (loss) on investments
Proceeds from sales	979,844
Less cost of securities sold (based on identified cost)	(1,000,536)
Net realized loss on investments		(20,692)
Net change in unrealized appreciation (depreciation) on investments
End of period	(41,729)
Beginning of period	(208,137)
Net increase in unrealized appreciation		166,408
Net gain on investments		145,716

Net increase in net assets resulting from operations		$226,200

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  13

Sextant Bond Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2009	Year ended Nov. 30, 2008
Increase (decrease) in net assets from operations:
From operations
Net investment income	$80,484	$160,044
Net realized gain (loss) on investments	(20,692)	(29,521)
Net increase (decrease) in unrealized appreciation	166,408	(299,454)
Net increase (decrease) in net assets	226,200	(168,931)
Distributions to shareholders from
Net investment income	(80,489)	(160,044)
Capital share transactions
Proceeds from sales of shares	164,974	355,383
Value of shares issued in reinvestment of dividends	79,385	154,961
Early redemption fees retained	-	14
Cost of shares redeemed	(243,160)	(287,423)
Net increase in net assets	1,199	222,935
Total increase (decrease) in net assets	146,910	(106,040)

Net assets
Beginning of period	3,306,123	3,412,163
End of period	$3,453,033	$3,306,123

Shares of the Fund sold and redeemed
Number of shares sold	35,950	77,146
Number of shares issued in reinvestment of dividends	17,248	32,872
Number of shares redeemed	(52,658)	(63,078)
Net increase in number of shares outstanding	540	46,940

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For Year Ended November 30,
	May 31, 2009	2008	2007	2006	2005	2004
Net asset value at beginning of period	$4.46	$4.91	$4.92	$4.92	$5.06	$5.07
Income from investment operations
Net investment income	0.11	0.22	0.22	0.22	0.21	0.22
Net gain (loss) on securities (both realized and unrealized)	0.19	(0.45)	(0.01)	0.00²	(0.14)	(0.01)
Total from investment operations	0.30	(0.23)	0.21	0.22	0.07	0.21
Less distributions
Dividends (from net investment income)	(0.11)	(0.22)	(0.22)	(0.22)	(0.21)	(0.22)
Total distributions	(0.11)	(0.22)	(0.22)	(0.22)	(0.21)	(0.22)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²	-

Net asset value at end of period	$4.65	$4.46	$4.91	$4.92	$4.92	$5.06

Total return	6.74%	(4.80)%	4.53%	4.73%	1.40%	4.26%

Ratios / supplemental data
Net assets ($000), end of period	$3,453	$3,306	$3,412	$3,384	$3,050	$2,643
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.84%	1.45%	1.38%	1.27%	0.97%	0.89%
After fee waivers and custodian fee credits	0.45%	0.91%	0.90%	0.90%	0.94%	0.87%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	2.36%	4.68%	4.64%	4.64%	4.26%	4.47%
Portfolio turnover rate	25%	9%	22%	36%	4%	0%
¹ Early redemption fee adopted March 29, 2005	² Amount is less than $0.01

(The accompanying notes are an integral part of these financial statements.)

14   |   May 31, 2009   Semi-Annual Report

Sextant Core Fund

Performance Summary

Average Annual Returns as of May 31, 2009
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Core Fund	-16.48%	N/A	N/A	1.54%
Dow Jones Moderate U.S. Portfolio Index	-19.84%	3.01%	4.18%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2007 to a similar amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have fallen to $8,912 versus $8,528 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days (90 calendar days beginning October 1, 2009).

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2009, incorporates results for the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Core Fund are long-term appreciation and capital preservation. It began operations March 30, 2007.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
	U.S. Treasury Bond 8.125% due 8/15/2021	5.8%
	Genentech 4.40% due 7/15/2010	4.3%
	Verizon New England 6.50% due 9/15/2011	3.0%
	Emerson Electric 5.375% due 10/15/2017	2.9%
	E.I. du Pont de Nemours 5.25% due 12/15/2016	2.8%
	U.S. Treasury Note 6.00% due 8/15/2009	2.8%
	Xerox 7.625% due 6/15/2013	2.8%
	CSX 6.75% due 3/15/2011	2.8%
	Home Depot 5.40% due 3/1/2016	2.7%
	Panamerican Beverages 7.25% due 7/1/2009	2.6%

May 31, 2009   Semi-Annual Report   |  15

Sextant Core Fund

Investments
Equities — 52.4%
Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets
Aerospace
Lockheed Martin	400	$38,856	$33,496		0.9%

Banking
Australia & New Zealand Banking Group ADS	1,750	42,755	22,272	Australia	0.6%
JP Morgan Chase	550	20,563	20,295		0.6%
Nomura Holdings ADR	700	14,469	5,306	Japan	0.1%
PNC Bank	600	42,748	27,330		0.8%
Toronto-Dominion Bank	550	35,553	28,001	Canada	0.8%
		156,088	103,204		2.9%

Building
CRH ADS	600	26,439	14,148	Ireland	0.4%
Lowe's Companies	900	28,519	17,109		0.5%
Ritchie Bros. Auctioneers	1,000	19,000	22,900	Canada	0.6%
		73,958	54,157		1.5%

Chemicals
BASF ADS	400	22,550	16,861	Germany	0.5%
Praxair	700	44,349	51,240		1.4%
RPM International	1,000	23,110	15,320		0.4%
		90,009	83,421		2.3%

Computer Hardware
Taiwan Semiconductor ADS	4,014	34,590	43,913	Taiwan	1.2%

Computers
Adobe Systems²	1,100	45,474	30,998		0.9%
Apple²	500	52,016	67,905		1.9%
Hewlett-Packard	1,500	58,174	51,525		1.4%
		155,664	150,428		4.2%

Cosmetics & Toiletries
Procter & Gamble	900	58,842	46,746		1.3%

Diversified Operations
Diebold	1,000	26,924	24,720		0.7%
Honeywell International	850	42,855	28,186		0.8%
3M	600	50,092	34,260		1.0%
Tomkins ADS	750	15,945	6,885	United Kingdom	0.2%
		135,816	94,051		2.7%

Energy
Arch Coal	2,000	36,980	37,060		1.0%
ConocoPhillips	1,250	79,855	57,300		1.6%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

16  |   May 31, 2009   Semi-Annual Report

Sextant Core Fund

Investments
Equities — 52.4%
Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets
Energy (continued)
Noble	1,200	$53,183	$41,244		1.2%
Norsk Hydro ADS	2,000	27,226	10,714	Norway	0.3%
StatoilHydro ADS	603	15,146	12,675	Norway	0.4%
Total ADS	1,100	60,836	63,415		1.8%
Williams Companies	3,000	48,330	50,340		1.4%
		321,556	272,748		7.7%

Food Production
General Mills	1,000	57,763	51,180		1.4%
PepsiCo	1,000	66,423	52,050		1.5%
Unilever ADS	1,600	51,119	37,760	United Kingdom	1.1%
		175,305	140,990		4.0%

Hotels & Motels
Orient-Express Hotels Class A	1,000	56,450	7,120	Bermuda	0.2%

Instruments — Control
Parker Hannifin	450	25,890	19,017		0.5%

Insurance
Chubb	750	39,270	29,738		0.8%
ING Groep ADS	400	16,992	4,248	Netherlands	0.1%
		56,262	33,986		0.9%

Medical
Eli Lilly	1,000	54,703	34,570		1.0%
Express Scripts	500	28,150	32,025		0.9%
GlaxoSmithKline ADS	500	26,859	16,855	United Kingdom	0.5%
Johnson & Johnson	700	43,180	38,612		1.1%
Monsanto	600	49,387	49,290		1.4%
Novartis ADR	800	35,586	32,016	Switzerland	0.9%
Novo Nordisk ADS	400	18,098	20,832	Denmark	0.6%
UnitedHealth Group	1,400	68,523	37,240		1.0%
		324,486	261,440		7.4%

Metal Ores
Alcoa	1,400	49,006	12,908		0.4%
Anglo American ADR	1,119	33,771	16,058	South Africa	0.4%
BHP Billiton ADS	650	31,866	36,556	Australia	1.0%
Freeport-McMoRan Copper & Gold Class B	200	13,324	10,886		0.3%
		127,967	76,408		2.1%

Paper & Paper Products
Kimberly-Clark	625	43,001	32,431		0.9%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  17

Sextant Core Fund

Investments
Equities — 52.4%
Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets
Publishing
McGraw-Hill	1,000	$58,293	$30,090		0.8%
Pearson ADS	2,100	34,910	22,491	United Kingdom	0.6%
		93,203	52,581		1.4%

Shoes & Related Apparel
Nike Class B	900	51,646	51,345		1.4%

Steel
Nucor	800	48,085	35,128		1.0%

Telecommunications
AT&T	900	35,802	22,311		0.6%
China Mobile ADS	500	23,058	24,605	China	0.7%
Harris	550	26,585	17,094		0.5%
Harris Stratex Networks	136	1,554	652		0.0%³
Telefónica ADS	500	37,082	32,460	Spain	0.9%
Teléfonos de Mexico ADS Class L	1,200	17,732	19,932	Mexico	0.6%
Telemex International	1,200	25,346	13,500	Mexico	0.4%
		167,159	130,554		3.7%

Tools
Black & Decker	350	29,654	11,224		0.3%

Transportation
Canadian National Railway	800	40,237	34,768	Canada	1.0%
LAN Airlines ADS	4,500	62,748	50,310	Chile	1.4%
		102,985	85,078		2.4%

Utilities
FPL Group	600	36,752	33,918		0.9%
IDACORP	900	30,463	20,943		0.6%
		67,215	54,861		1.5%

Total equities		$2,434,687	$1,874,327		52.4%

Bonds — 39.5%
Rating[4]	Issuer	Maturity / Coupon	Face Amount	Market Value	Percentage of Assets
Beverages
BBB+	Panamerican Beverages	7.25% due 7/1/2009	$94,000	$94,823	2.6%

Building Products
BBB+	Home Depot	5.40% due 3/1/2016	100,000	98,097	2.7%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

18  |   May 31, 2009   Semi-Annual Report

Sextant Core Fund

Investments
Bonds — 39.5%
Rating[4]	Issuer	Maturity / Coupon	Face Amount	Market Value	Percentage of Assets
Chemicals
A	E.I. du Pont de Nemours	5.25% due 12/15/2016	$100,000	$101,876	2.8%

Electronics
A	Emerson Electric	5.375% due 10/15/2017	100,000	102,739	2.9%

Insurance
BBB	Berkley WR	5.875% due 2/15/2013	100,000	92,972	2.6%

Medical
A+	Genentech	4.40% due 7/15/2010	150,000	153,874	4.3%

Office Equipment
BBB	Staples	7.375% due 10/1/2012	90,000	89,964	2.5%
BBB	Xerox	7.625% due 6/15/2013	100,000	99,474	2.8%
			190,000	189,438	5.3%

Telecommunications
BBB	Verizon New England	6.50% due 9/15/2011	100,000	107,015	3.0%

Transportation
BBB-	CSX	6.75% due 3/15/2011	95,000	99,438	2.8%

U.S. Government
AAA	U.S. Treasury Note	6.00% due 8/15/2009	100,000	101,188	2.8%
AAA	U.S. Treasury Bond	8.125% due 8/15/2021	150,000	208,219	5.8%
AAA	U.S. Treasury Bond	5.375 due 2/15/2031	60,000	68,484	1.9%
			310,000	377,891	10.5%

Total bonds			$1,339,000	$1,418,163	39.5%

Total investments		(Cost $3,855,332)		3,292,490	91.9%
Other assets (net of liabilities)				$290,711	8.1%
Total net assets				$3,583,201	100.0%
¹ Equities are issued from U.S. Domestic companies where no Country is listed.
² Non-income producing
³ Amount is less than 0.1%
[4]Ratings shown are as determined by a national bond rating agency or the Adviser.
ADS: American Depositary Share
ADR: American Depositary Receipt

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  19

Sextant Core Fund

Statement of Assets and Liabilities
As of May 31, 2009

Assets
Investments in securities, at value (Cost $3,855,332)	$3,292,490
Cash	358,444
Dividends and interest receivable	32,825
Receivable for Fund shares sold	2,635
Total assets		3,686,394
Liabilities
Payable for securities purchased	104,062
Payable to affiliates	1,847
Accrued distribution fee	729
Accrued expenses	(3,445)
Total liabilities		103,193
Net assets		3,583,201

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	4,286,973
Undistributed net investment income	28,620
Accumulated net realized loss	(169,550)
Unrealized net depreciation on investments	(562,842)
Net assets applicable to Fund shares outstanding		$3,583,201

Fund shares outstanding		417,088

Net asset value, offering and redemption price per share		$8.59

Statement of Operations
Period ended May 31, 2009

Investment income
Interest income	$27,914
Dividend income (net of foreign tax of $1,618)	27,461
Gross investment income		55,375
Expenses
Investment adviser and administration fee	14,104
Distribution fees	3,710
Filing and registration fees	3,103
Audit fees	2,475
Printing and postage	939
Insurance	936
Chief Compliance Officer expenses	845
Trustee fees	499
Legal fees	74
Custodian fees	74
Other expenses	70
Total gross expenses	26,829
Less custodian fee credits	(74)
Net expenses		26,755
Net investment income		28,620

Net realized gain (loss) on investments
Proceeds from sales	746,394
Less cost of securities sold (based on identified cost)	840,803
Net realized loss on investments		(94,409)
Net change in unrealized appreciation (depreciation) on investments
End of period	(562,842)
Beginning of period	(801,118)
Net increase in unrealized appreciation		238,276
Net gain on investments		143,867

Net increase in net assets resulting from operations		$172,487

(The accompanying notes are an integral part of these financial statements.)

20  |   May 31, 2009   Semi-Annual Report

Sextant Core Fund

Statements of Changes in Net Assets	Period ended May 31, 2009	Year ended Nov. 30, 2008
Increase (decrease) in net assets from operations:
From operations
Net investment income	$28,620	$70,977
Net realized gain (loss) on investments	(94,409)	(75,141)
Net increase (decrease) in unrealized appreciation	238,276	(994,761)
Net increase (decrease) in net assets	172,487	(998,925)
Distributions to shareholders from
Net investment income	-	(70,977)
Distribution in excess of net investment income	-	-
Return of capital	-	(788)
	-	(71,765)
Capital share transactions
Proceeds from sales of shares	903,028	616,684
Value of shares issued in reinvestment of dividends	-	71,765
Early redemption fees retained	-	-
Cost of shares redeemed	(574,036)	(443,301)
Net increase in net assets	328,992	245,148
Total increase (decrease) in net assets	501,479	(825,542)

Net assets
Beginning of period	3,081,722	3,907,264
End of period	$3,583,201	$3,081,722

Shares of the Fund sold and redeemed
Number of shares sold	109,026	64,423
Number of shares issued in reinvestment of dividends	-	9,004
Number of shares redeemed	(78,796)	(52,638)
Net increase in number of shares outstanding	30,230	20,789

Financial Highlights	Period ended	For Year ended	Period ended
Selected data per share of outstanding capital stock throughout each period:	May 31, 2009	November 30, 2008	November 30, 2007¹
Net asset value at beginning of period	$7.97	$10.67	$10.00
Income from investment operations
Net investment income	0.07	0.19	0.12
Net gain (loss) on securities (both realized and unrealized)	0.55	(2.70)	0.69
Total from investment operations	0.62	(2.51)	0.81
Less distributions
Dividends (from net investment income)	-	(0.19)	(0.12)
Distribution in excess (from net investment income)	-	-	(0.02)
Return of capital	-	0.00²	-
Total distributions	-	(0.19)	(0.14)
Paid-in capital from early redemption fees	-	-	0.00²

Net asset value at end of period	$8.59	$7.97	$10.67

Total return	7.78%	(23.52)%	8.12%³

Ratios / supplemental data
Net assets ($000), end of period	$3,583	$3,082	$3,907
Ratio of expenses to average net assets
Before custodian fee credits	0.90%	1.54%	1.35%[4]
After custodian fee credits	0.90%	1.53%	1.21%[4]
Ratio of net investment income after custodian fee credits to average net assets	0.96%	1.89%	2.08%[4]
Portfolio turnover rate	27%	16%	7%³
¹ Fund commenced operations March 30, 2007 ² Amount is less than $0.01 ³ Since inception March 30, 2007; not annualized [4] Annualized

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  21

Sextant Growth Fund

Performance Summary

Average Annual Returns as of May 31, 2009
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Growth Fund	-28.02%	3.16%	2.33%	1.32%
S&P 500 Index	-32.64%	-1.90%	-1.71%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 1999 to a similar amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $12,594 versus $7,219 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days (90 calendar days beginning October 1, 2009).

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2009, incorporates results for the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objective of the Growth Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
	Apple	5.9%
	Banner	3.3%
	Amazon.com	2.5%
	Charles Schwab	2.4%
	FPL Group	2.1%
	Honeywell International	1.8%
	Abbott Laboratories	1.7%
	Pharmaceutical Product Development	1.6%
	Oracle	1.6%
	Raytheon Company	1.6%

22  |   May 31, 2009   Semi-Annual Report

Sextant Growth Fund

Investments
Issue	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Banking
Banner	100,000	$349,290	$615,000	3.3%
Washington Banking	10,000	111,246	87,500	0.5%
		460,536	702,500	3.8%

Building
KB Home	15,000	441,978	225,000	1.2%
Lowe's Companies	9,000	163,402	171,090	0.9%
Weyerhaeuser	6,000	301,655	201,480	1.1%
		907,035	597,570	3.2%

Computers
3Com¹	30,000	167,836	129,600	0.7%
Adobe Systems¹	7,600	39,971	214,168	1.2%
Apple¹	8,000	67,473	1,086,480	5.9%
Hewlett-Packard	7,000	157,040	240,450	1.3%
Intuit¹	9,000	197,624	244,980	1.3%
Oracle¹	15,000	115,139	293,850	1.6%
		745,083	2,209,528	12.0%

Diversified Operations
Honeywell International	10,000	330,476	331,600	1.8%
Raytheon Company	6,500	348,174	290,225	1.6%
		678,650	621,825	3.4%

Electronics
Advanced Micro Devices¹	10,000	41,708	45,400	0.2%
Agilent Technologies¹	13,000	312,921	236,990	1.3%
Harman International Industries	1,900	157,285	35,416	0.2%
Trimble Navigation¹	14,000	202,081	268,520	1.5%
		713,995	586,326	3.2%

Energy
Devon Energy	4,500	280,465	284,580	1.5%
Noble	8,000	125,240	274,960	1.5%
Spectra Energy	13,000	236,250	208,650	1.1%
		641,955	768,190	4.1%

Finance
Charles Schwab	25,000	79,726	440,000	2.4%

Food Production
Dr. Pepper Snapple Group¹	12,000	266,849	260,760	1.4%
PepsiCo	4,500	248,326	234,225	1.3%
		515,175	494,985	2.7%

Hotels & Motels
Red Lion Hotels¹	50,000	224,859	245,000	1.3%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  23

Sextant Growth Fund

Investments
Issue	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Insurance
Chubb	7,000	$308,505	$277,550	1.5%

Legal
FTI Consulting	5,000	227,007	250,000	1.4%

Medical
Abbott Laboratories	7,000	305,488	315,420	1.7%
Amgen¹	3,700	111,703	184,778	1.0%
Eli Lilly	3,500	249,361	120,995	0.7%
Ligand Pharmaceuticals¹	10,000	112,072	29,800	0.2%
Pharmaceutical Product Development	15,000	67,174	301,050	1.6%
VCA Antech¹	8,000	209,048	194,160	1.1%
		1,054,846	1,146,203	6.3%

Metal Ores
Alcoa	30,000	394,483	276,600	1.5%
Freeport-McMoRan Copper & Gold Class B	5,000	273,395	272,150	1.5%
		667,878	548,750	3.0%

Publishing
John Wiley & Sons Class A	8,000	235,103	252,880	1.4%

Real Estate
LoopNet	20,000	156,091	162,600	0.9%

Retail
Amazon.com¹	6,000	260,090	467,940	2.5%
Bed Bath & Beyond¹	5,000	176,186	140,550	0.8%
Best Buy	4,000	223,149	140,400	0.8%
Staples	6,000	144,720	122,760	0.7%
		804,145	871,650	4.8%

Steel
Nucor	4,000	189,851	175,640	1.0%

Telecommunications
AT&T	10,000	232,700	247,900	1.3%
Verizon	3,000	93,537	87,780	0.5%
		326,237	335,680	1.8%

Tools
Lincoln Electric Holdings	4,000	180,617	163,200	0.9%
Regal-Beloit	5,500	173,846	217,305	1.2%
		354,463	380,505	2.1%

Transportation
Alaska Air	10,000	286,762	155,700	0.8%
Norfolk Southern	4,500	185,235	167,400	0.9%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

24  |   May 31, 2009   Semi-Annual Report

Sextant Growth Fund

Investments
Issue	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Transportation (continued)
UAL	15,000	$248,965	$69,750	0.4%
United Parcel Service Class B	2,500	189,469	127,850	0.7%
		910,431	520,700	2.8%

Utilities
Duke Energy	10,000	172,211	141,500	0.8%
FPL Group	7,000	244,409	395,710	2.1%
IDACORP	6,000	159,539	139,620	0.8%
NRG Energy	10,000	234,150	225,000	1.2%
Sempra Energy	3,000	116,395	137,040	0.7%
		926,704	1,038,870	5.6%

Total investments		$11,128,275	12,626,952	68.7%
Other assets (net of liabilities)			5,765,482	31.3%
Total net assets			$18,392,434	100%
¹ Non-income producing

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  25

Sextant Growth Fund

Statement of Assets and Liabilities
As of May 31, 2009

Assets
Investments in securities, at value (Cost $11,128,275)	$12,626,952
Cash	5,731,089
Receivable for Fund shares sold	33,353
Dividends receivable	16,245
Insurance reserve premium	1,214
Total assets		18,408,853
Liabilities
Payable for fund shares redeemed	10,699
Payable to affiliates	9,444
Accrued distribution fee	3,828
Accrued expenses	(7,552)
Total liabilities		16,419
Net assets		18,392,434

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	17,174,317
Unrealized net appreciation on investments	1,498,677
Undistributed net investment income	(26,092)
Accumulated net realized loss	(254,468)
Net assets applicable to Fund shares outstanding		$18,392,434

Fund shares outstanding		1,304,390

Net asset value, offering and redemption price per share		$14.10

Statement of Operations
Period ended May 31, 2009

Investment income
Dividend income	$81,650
Miscellaneous income	4
Gross investment income		81,654
Expenses
Investment adviser and administration fees	65,374
Distribution fees	18,418
Audit fees	8,472
Filing and registration fees	7,754
Insurance	3,460
Chief Compliance Officer expenses	3,328
Printing and postage	3,038
Trustee fees	2,213
Legal fees	474
Custodian fees	368
Other expenses	106
Total gross expenses	113,005
Less custodian fee credits	(368)
Net expenses		112,637
Net investment income		(30,983)

Net realized gain (loss) on investments
Proceeds from sales	777,222
Less cost of securities sold (based on identified cost)	923,306
Net realized loss on investments		(146,084)
Net change in unrealized appreciation (depreciation) on investments
End of period	1,498,677
Beginning of period	427,120
Net increase in unrealized appreciation		1,071,557
Net gain on investments		925,473

Net increase in net assets resulting from operations		$894,490

(The accompanying notes are an integral part of these financial statements.)

26  |   May 31, 2009   Semi-Annual Report

Sextant Growth Fund

Statements of Changes in Net Assets	Period ended May 31, 2009	Year ended Nov. 30, 2008
Increase (decrease) in net assets from operations:
From operations
Net investment income	$(30,983)	$28,924
Net realized gain (loss) on investments	(146,084)	(108,384)
Net increase (decrease) in unrealized appreciation	1,071,557	(5,206,289)
Net increase (decrease) in net assets	894,490	(5,285,749)
Distributions to shareholders from
Net investment income	-	(25,378)
Capital gains distribution	-	(220)
	-	(25,598)
Capital share transactions
Proceeds from sales of shares	7,033,989	2,951,558
Value of shares issued in reinvestment of dividends	-	25,269
Early redemption fees retained	149	319
Cost of shares redeemed	(1,693,598)	(1,504,638)
Net increase in net assets	5,340,540	1,472,508
Total increase (decrease) in net assets	6,235,030	(3,838,839)

Net assets
Beginning of period	12,157,404	15,996,243
End of period	$18,392,434	$12,157,404

Undistributed net investment income	$4,891	$4,891

Shares of the Fund sold and redeemed
Number of shares sold	529,253	187,107
Number of shares issued in reinvestment of dividends	-	1,879
Number of shares redeemed	(128,711)	(85,198)
Net increase in number of shares outstanding	400,542	103,788

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For Year Ended November 30,
	May 31, 2009	2008	2007	2006	2005	2004
Net asset value at beginning of period	$13.45	$19.99	$18.66	$17.11	$14.20	$12.91
Income from investment operations
Net investment income (loss)	(0.03)	0.04	0.01	(0.02)	(0.02)	0.01
Net gains (losses) on securities (both realized and unrealized)	0.68	(6.55)	1.80	1.74	2.96	1.45
Total from investment operations	0.65	(6.51)	1.81	1.72	2.94	1.46
Less distributions
Dividends (from net investment income)	-	(0.03)	(0.01)	-	(0.00)²	(0.01)
Distributions (from capital gains)	-	(0.00)²	(0.47)	(0.17)	(0.03)	(0.16)
Total distributions	-	(0.03)	(0.48)	(0.17)	(0.03)	(0.17)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²	-

Net asset value at end of period	$14.10	$13.45	$19.99	$18.66	$17.11	$14.20

Total return	4.83%	(32.58)%	9.74%	10.06%	20.76%	11.35%

Ratios / supplemental data
Net assets ($000), end of period	$18,392	$12,157	$15,996	$13,728	$9,006	$5,331
Ratio of expenses to average net assets
Before custodian fee credits	0.76%	1.25%	1.32%	1.25%	1.28%	0.80%
After custodian fee credits	0.76%	1.24%	1.30%	1.21%	1.24%	0.78%
Ratio of net investment income (loss) after custodian fee credits to average net assets	(0.21)%	0.20%	0.09%	(0.12)%	(0.17)%	0.12%
Portfolio turnover rate	8%	2%	3%	11%	4%	8%
¹ Early redemption fee adopted March 29, 2005	² Amount is less than $0.01

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  27

Sextant International Fund

Performance Summary

Average Annual Returns as of May 31, 2009
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant International Fund	-22.92%	9.85%	6.82%	1.43%
AMEX International Index	-31.99%	5.03%	2.09%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 1999 to a similar amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $19,342 versus $9,136 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days (90 calendar days beginning October 1, 2009).

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2009, incorporates results for the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objective of the International Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
	U.S. Treasury Bill	2.8%
	Teck Cominco	2.2%
	Potash Corp. of Saskatchewan	1.6%
	LAN Airlines ADS	1.5%
	Infosys ADS	1.5%
	BCE	1.4%
	Telefonica ADS	1.3%
	Vodaphone Group ADS	1.3%
	ICICI Bank	1.3%
	Anglo American ADR	1.2%

28  |   May 31, 2009   Semi-Annual Report

Sextant International Fund

Investments
Equities — 48.4%
Issue	Number of Shares	Tax Cost	Market Value	Country	Percentage of Assets
Automotive
Nissan Motor ADS	45,000	$357,351	$540,450	Japan	0.7%

Banking
Australia & New Zealand Banking Group ADS	20,000	245,701	254,542	Australia	0.4%
AXA ADS	17,000	376,633	320,450	France	0.4%
Banco Bilbao Vizcaya Argentaria	30,000	323,625	367,800	Spain	0.5%
Banco Santander ADS	80,000	602,416	859,200	Spain	1.2%
ICICI Bank	30,000	655,803	934,200	India	1.3%
Mitsubishi UFJ Financial Group ADR	50,000	395,213	317,000	Japan	0.4%
Nomura Holdings ADR	30,000	351,958	227,400	Japan	0.3%
Toronto-Dominion Bank	15,000	517,828	763,650	Canada	1.1%
		3,469,177	4,044,242		5.6%

Building
CRH ADS	10,000	204,050	235,800	Ireland	0.3%
Ritchie Bros. Auctioneers	22,000	435,791	503,800	Canada	0.7%
		639,841	739,600		1.0%

Business Services
51job ADR¹	8,000	117,920	69,360	Cayman Islands	0.1%

Chemicals
BASF ADS	3,400	120,102	143,317	Germany	0.2%
Potash Corp. of Saskatchewan	10,000	567,424	1,158,400	Canada	1.6%
		687,526	1,301,717		1.8%

Computers
Dassault Systems ADR	5,000	221,877	223,110	France	0.3%
Infosys ADS	32,000	1,018,721	1,105,920	India	1.5%
SAP ADS	12,000	470,438	520,200	Germany	0.7%
		1,711,036	1,849,230		2.5%

Energy
EnCana	15,000	662,416	831,450	Canada	1.2%
Repsol YPF ADS	10,000	200,520	224,900	Spain	0.3%
StatoilHydro ADS	5,173	80,769	108,736	Norway	0.2%
Total ADS	10,000	522,819	576,500	France	0.8%
		1,466,524	1,741,586		2.5%

Food Production
Cadbury Schweppes ADS	20,000	674,216	702,000	United Kingdom	1.0%
Coca-Cola Femsa ADS	20,000	727,730	825,600	Mexico	1.1%
Unilever ADS	20,000	366,600	472,000	United Kingdom	0.7%
		1,768,546	1,999,600		2.8%

Games/Hobby Production
Nintendo	17,000	718,849	572,560	Japan	0.8%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  29

Sextant International Fund

Investments
Equities — 48.4%
Issue	Number of Shares	Tax Cost	Market Value	Country	Percentage of Assets
Hotels & Motels
Orient-Express Hotels Class A	100,000	$796,184	$712,000	Bermuda	1.0%

Insurance
Aegon	100,000	556,884	627,000	Netherlands	0.9%
ING Groep ADS	25,000	371,784	265,500	Netherlands	0.4%
		928,668	892,500		1.3%

Machinery
Nidec ADR	13,000	188,339	187,590	Japan	0.3%

Medical
American Oriental Bioengineering¹	100,000	511,188	485,000	China	0.7%
GlaxoSmithKline ADS	18,000	659,312	606,780	United Kingdom	0.8%
Novartis ADR	10,000	446,294	400,200	Switzerland	0.6%
Novo Nordisk A/S ADS	7,000	371,083	364,560	Denmark	0.5%
Shire ADR	20,000	746,550	834,000	United Kingdom	1.2%
Teva Pharmaceutical Industries ADS	13,000	559,210	602,680	Israel	0.8%
		3,293,637	3,293,220		4.6%

Metal Ores
Anglo American ADR	61,525	692,314	882,884	United Kingdom	1.2%
Barrick Gold	15,000	472,486	571,200	Canada	0.8%
BHP Billiton ADS	14,000	636,492	787,360	Australia	1.1%
Vale ADR	40,000	599,109	766,000	Brazil	1.1%
Lihir Gold ADS	30,000	655,413	775,500	Indonesia	1.1%
Rio Tinto ADS	4,000	541,668	725,760	United Kingdom	1.0%
Teck Cominco	100,000	458,225	1,583,000	Canada	2.2%
Tenaris ADR	2,500	95,290	76,425	Luxembourg	0.1%
		4,150,997	6,168,129		8.6%

Office Equipment
Canon ADS	11,000	363,902	364,870	Japan	0.5%

Paper & Paper Products
Metso ADS	12,100	130,802	230,015	Finland	0.3%
UPM-Kymmene Oyj ADS	3,500	64,384	32,697	Finland	0.1%
Votorantim Celulose e Papel ADS	50,000	550,799	593,500	Brazil	0.8%
		745,985	856,212		1.2%

Publishing
Pearson ADS	50,000	495,818	535,500	United Kingdom	0.7%

Telecommunications
America Movil ADS	18,000	356,311	689,940	Mexico	1.0%
BCE	45,000	967,505	1,030,500	Canada	1.4%
China Mobile ADS	9,000	377,285	442,890	China	0.6%
China Techfaith Wireless ADR	10,000	14,346	18,901	China	0.0%²

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

30  |   May 31, 2009   Semi-Annual Report

Sextant International Fund

Investments
Equities — 48.4%
Issue	Number of Shares	Tax Cost	Market Value	Country	Percentage of Assets
Telecommunications (continued)
PT Indosat Tbk. ADR	5,000	$128,059	$129,700	Indonesia	0.2%
SK Telecom ADR	18,000	322,879	283,140	South Korea	0.4%
Telcom Corp. New Zealand ADS	20,000	193,396	159,200	New Zealand	0.2%
Telefónica ADS	15,000	920,379	973,800	Spain	1.3%
Teléfonos de Mexico ADS Class L	15,000	221,105	249,150	Mexico	0.3%
Telus	13,000	384,848	369,460	Canada	0.5%
Turkcell Iletisim Hizmetleri ADR	35,000	459,188	465,850	Turkey	0.6%
Vodaphone Group ADS	50,000	963,420	941,000	United Kingdom	1.3%
		5,308,721	5,753,531		7.8%

Transportation
Air France-KLM ADR	25,000	535,954	397,210	France	0.5%
Canadian Pacific Railway	16,000	524,185	655,040	Canada	0.9%
Copa Holdings	10,000	344,980	348,200	Panama	0.5%
LAN Airlines ADS	100,000	749,158	1,118,000	Chile	1.5%
		2,154,277	2,518,450		3.4%

Utilities
CPFL Energia ADR	6,000	294,226	295,440	Brazil	0.4%
Enersis ADS	20,000	241,225	342,200	Chile	0.5%
Korea Electric Power ADS	20,000	304,261	229,600	South Korea	0.3%
		839,712	867,240		1.2%

Total equities	$30,203,010		$35,007,587		48.4%

Bonds — 2.8%	Face Amount	Tax Cost	Market Value		Percentage of Assets
U.S. Government
U.S. Treasury Bill	2,000,000	1,999,334	1,999,632		2.8%

Total investments	$32,202,344		37,007,219		51.2%
Other assets (net of liabilities)			35,271,175		48.8%
Total net assets			$72,278,394		100.0%
¹ Non-income producing ² Amount is less than 0.01% ADS: American Depositary Share ADR: American Depositary Receipt

Countries
% of Fund Assets
Canada	10.4%
United Kingdom	7.9%
China	3.3%
Spain	3.3%
Japan	3.0%
United States Government	2.8%
India	2.8%
Mexico	2.4%
Brazil	2.3%
France	2.0%
Other Countries <2%	11.0%
Cash & Equivalents	48.8%

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  31

Sextant International Fund

Statement of Assets and Liabilities
As of May 31, 2009

Assets
Investments in securities, at value (Cost $32,202,344)	$37,007,219
Cash	36,139,745
Receivable for Fund shares sold	229,912
Dividends and interest receivable	86,136
Total assets		73,463,012
Liabilities
Payable for securities purchased	1,121,337
Payable to affiliates	32,981
Payable for Fund shares redeemed	19,470
Accrued distribution fee	14,336
Accrued expenses	(3,506)
Total liabilities		1,184,618
Net assets		72,278,394

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	67,718,151
Unrealized net appreciation on investments	4,804,875
Undistributed net investment income	121,527
Accumulated net loss on investments	(366,159)
Net assets applicable to Fund shares outstanding		$72,278,394

Fund shares outstanding		5,838,904

Net asset value, offering and redemption price per share		$12.38

Statement of Operations
Period ended May 31, 2009

Investment income
Dividend income (net foreign tax of $41,507)	$355,144
Interest income	4,236
Miscellaneous income	1
Gross investment income		359,381
Expenses
Investment adviser and administration fee	163,118
Distribution fees	55,535
Audit fees	17,069
Filing and registration fees	8,248
Printing and postage	3,266
Insurance	3,025
Chief Compliance Officer expenses	2,998
Trustee fees	2,017
Custodian fees	1,109
Legal fees	492
Other expenses	324
Total gross expenses	257,201
Less custodian fee credits	(1,109)
Net expenses		256,092
Net investment income		103,289

Net realized gain (loss) on investments
Proceeds from sales	8,699,645
Less cost of securities sold (based on identified cost)	9,014,728
Net realized loss on investments		(315,083)
Net change in unrealized appreciation (depreciation) on investments
End of period	4,804,875
Beginning of period	(1,524,286)
Net increase in unrealized appreciation		6,329,161
Net gain on investments		6,014,078

Net increase in net assets resulting from operations		$6,117,367

(The accompanying notes are an integral part of these financial statements.)

32  |   May 31, 2009   Semi-Annual Report

Sextant International Fund

Statements of Changes in Net Assets	Period ended May 31, 2009	Year ended Nov. 30, 2008
Increase (decrease) in net assets from operations:
From operations
Net investment income	$103,289	$61,173
Net realized gain (loss) on investments	(315,083)	(51,076)
Net increase (decrease) in unrealized appreciation	6,329,161	(5,818,139)
Net increase (decrease) in net assets	6,117,367	(5,808,042)
Distributions to shareholders from
Net investment income	-	(52,882)
Capital gains distribution	-	-
	-	(52,882)
Capital share transactions
Proceeds from sales of shares	49,241,793	15,921,550
Value of shares issued in reinvestment of dividends	-	52,600
Early redemption fees retained	7,518	3,546
Cost of shares redeemed	(4,584,908)	(2,474,607)
Net increase in net assets	44,664,403	13,503,089
Total increase (decrease) in net assets	50,781,770	7,642,165

Net assets
Beginning of period	21,496,624	13,854,459
End of period	$72,278,394	$21,496,624

Undistributed net investment income	$18,238	$18,238

Shares of the Fund sold and redeemed
Number of shares sold	4,346,982	1,224,502
Number of shares issued in reinvestment of dividends	-	4,647
Number of shares redeemed	(406,644)	(190,534)
Net increase in number of shares outstanding	3,940,338	1,038,615

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For Year Ended November 30,
	May 31, 2009	2008	2007	2006	2005	2004
Net asset value at beginning of period	$11.32	$16.11	$13.56	$11.22	$9.40	$8.05
Income from investment operations
Net investment income	0.03	0.03	0.04	0.11	0.05	0.03
Net gains (losses) on securities (both realized and unrealized)	1.03	(4.79)	2.93	2.34	1.83	1.35
Total from investment operations	1.06	(4.76)	2.97	2.45	1.88	1.38
Less distributions
Dividends (from net investment income)	-	(0.03)	(0.03)	(0.11)	(0.06)	(0.03)
Distributions (from capital gains)	-	-	(0.39)	-	-	-
Total distributions	-	(0.03)	(0.42)	(0.11)	(0.06)	(0.03)
Paid-in capital from early redemption fees¹	-	0.00²	0.00²	0.00²	0.00²	-

Net asset value at end of period	$12.38	$11.32	$16.11	$13.56	$11.22	$9.40

Total return	9.36%	(29.56)%	21.90%	21.85%	19.95%	17.11%

Ratios / supplemental data
Net assets ($000), end of period	$72,278	$21,497	$13,854	$9,266	$3,671	$2,053
Ratio of expenses to average net assets
Before custodian fee credits	0.58%	1.43%	1.50%	1.09%	1.36%	1.22%
After custodian fee credits	0.57%	1.42%	1.47%	1.02%	1.25%	1.10%
Ratio of net investment income after custodian fee credits to average net assets	0.23%	0.40%	0.30%	0.94%	0.52%	0.31%
Portfolio turnover rate	4%	10%	8%	9%	5%	7%
¹ Early redemption fee adopted March 29, 2005	² Amount is less than $0.01

(The accompanying notes are an integral part of these financial statements.)

May 31, 2009   Semi-Annual Report   |  33

Expenses

All mutual funds have operating expenses. As a Sextant Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 30 calendar days (90 calendar days beginning Oct. 1, 2009). You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge for extra services rendered on request, which you may need to add to determine your total expenses, for example $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value (December 1, 2008)	Ending Account Value (May 31, 2009)	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$1,051.30	$3.89	0.76%
Hypothetical (5% return before expenses)	$1,000	$1,021.14	$3.83	0.76%

Bond Income Fund
Actual	$1,000	$1,067.40	$4.64	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%

Core Fund
Actual	$1,000	$1,077.80	$9.32	1.80%
Hypothetical (5% return before expenses)	$1,000	$1,015.96	$9.05	1.80%

Growth Fund
Actual	$1,000	$1,048.30	$7.76	1.52%
Hypothetical (5% return before expenses)	$1,000	$1,017.35	$7.64	1.52%

International Fund
Actual	$1,000	$1,093.60	$5.95	1.14%
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.74	1.14%

¹ Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2008 through May 31, 2009), multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

34  |   May 31, 2009   Semi-Annual Report

Notes To Financial Statements

NOTE 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Six portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Growth Fund, Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, which is distributed through a separate prospectus and the results of which are contained in a separate report.

Sextant Growth (previously known as Idaho Limited Maturity Tax-Exempt Fund until October 12, 1990, then Northwest Growth until September 28, 1995, when the investment objective of only Northwest stocks was changed) commenced operations as an equity fund on December 30, 1990. Sextant International and Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 2, 1993. Sextant Core Fund commenced operations March 30, 2007.

The investment objective of the Growth and International Funds is long-term capital growth. The investment objectives of the Core Fund are long-term capital appreciation and preservation. The investment objective of the Bond Income and Short-Term Bond Funds is current income, with Short-Term Bond having the additional objective of capital preservation.

NOTE 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

NOTE 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

Unlisted securities are valued using an independent pricing service, which determines valuations by using a matrix. For unlisted ADRs, this technique considers ADR ratios (the number of shares of the underlying security represented by an ADR certificate), underlying share trading on foreign exchanges, and input from news sources and depositary banks.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Other securities for which quotations are not readily available are valued at fair values as determined in good faith by or under the direction of the Board of Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007 (March 30, 2007 for Core Fund). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Funds' investments carried at value:

Short-Term Bond Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$-
Level 2	Other Significant Observable Inputs	3,030,312
Level 3	Significant Unobservable Inputs	-
Total		$3,030,312

Bond Income Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$-
Level 2	Other Significant Observable Inputs	3,062,456
Level 3	Significant Unobservable Inputs	-
Total		$3,062,456

Core Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$1,824,480
Level 2	Other Significant Observable Inputs	1,468,010
Level 3	Significant Unobservable Inputs	-
Total		$3,292,490

May 31, 2009   Semi-Annual Report   |  35

Notes To Financial Statements (continued)

Growth Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$12,626,952
Level 2	Other Significant Observable Inputs	-
Level 3	Significant Unobservable Inputs	-
Total		$12,626,952

International Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$35,726,328
Level 2	Other Significant Observable Inputs	1,280,891
Level 3	Significant Unobservable Inputs	-
Total		$37,007,219

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Derivative instruments and hedging activities:

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Since the Funds do not own derivative instruments or participate in hedging activities the adoption of FAS 161 has no impact on the fund's financial statements and related disclosures.

Federal income taxes:

As qualified investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that they distribute all of their taxable income. It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareowners.

The Funds adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 31, 2008 (March 30, 2007 for Core Fund). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended November 30, 2009 remains subject to examination by taxing authorities.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized and discounts are accreted over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than thirty calendar days, including those held in omnibus accounts at intermediaries, may be assessed a 2% early redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

NOTE 4 - Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995 (March 30, 2007 for Sextant Core Fund), Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The Adviser has agreed to certain limits on expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Short-Term Bond Fund and Sextant Bond Income Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core, Sextant Growth Fund and Sextant International Fund:

36 |   May 31, 2009   Semi-Annual Report

Notes To Financial Statements (continued)

  For each month in which these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

The Adviser has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.75%, and Sextant Bond Income Fund to 0.90%, through March 31, 2010. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the semi-annual period ended May 31, 2009, Sextant Short-Term Bond and Sextant Bond Income Funds incurred advisory and administration expenses of $12,987 and $13,638 respectively. Sextant Core Fund incurred administrative and advisory expenses of $14,104. Sextant Growth Fund and Sextant International incurred advisory and administration expenses of $65,374 and $163,118, respectively. In accordance with the expense waiver noted above, for the semi-annual period ended May 31, 2009, Saturna Capital waived $13,724 and $13,168 of the Sextant Short-Term Bond Fund and Sextant Bond Income Fund advisory fees, respectively. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of .25% of the average net assets of the Funds. During the semi-annual period ended May 31, 2009, the Trust paid the Distributor $86,034. For the semi-annual period ended May 31, 2009, Sextant Short-Term Bond, Bond Income, Core, Growth and International Funds paid $4,112; $4,259; $3,710; $18,418; and $55,535 respectively, to the Distributor. SBS is the primary broker used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified.

Trustee Nicholas Kaiser, who also serves as the president of the Trust, is a director and president of the Adviser. The four independent trustees are compensated by the Trust $600 per Board or committee meeting attended, plus reimbursement of travel expenses, allocated pro-rata to the six Funds of Saturna Investment Trust. For the semi-annual period ended May 31, 2009, the Trust incurred compensation expenses of $6,400 which is included in $7,933 of total expenses for the independent Trustees.

Regulations require the Trust to designate a Chief Compliance Officer; Mr. James Winship was retained by the Trust during the semi-annual period ended May 31, 2009. For this period, the Short-Term Bond, Bond Income, Core, Growth, and International incurred $779; $695; $845; $3,328; and $2,998 of expense, respectively, for the Chief Compliance Officer.

The officers are paid by Saturna Capital, and not the Trust, except for Mr. Winship, who is partially compensated by the Trust. On May 31, 2009, the trustees, officers, and their affiliates as a group owned 22.6%, 21.6%, 48.2%, 8.6% and 3.4% of the outstanding shares of Short-Term Bond, Bond Income, Core, Growth and International, respectively.

NOTE 5 - Distributions to Shareholders

The tax characteristics of distributions paid during the semi-annual period ended May 31, 2009 and fiscal years ended November 30, 2008 and November 30, 2007 were as follows:

	Period ended May 31, 2009	Year ended Nov. 30, 2008	Year ended Nov. 30, 2007
Short-Term Bond Fund
Ordinary income	$57,731	$114,369	$101,484
Bond Income Fund
Ordinary income	80,489	160,044	148,530
Core Fund
Ordinary income	$-	$70,977	$51,291
Return of capital	-	788	-
Growth Fund
Ordinary income	-	25,378	11,322
Capital gain¹	-	220	371,290
International Fund
Ordinary income	-	52,882	24,388
Capital gain¹	$-	$-	$327,986

¹ Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

The cost basis of investments for federal income tax purposes at May 31, 2009 were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$2,965,891	$3,104,185
Gross tax unrealized appreciation	$76,237	$51,348
Gross tax unrealized depreciation	$(11,816)	$(93,077)
Net tax unrealized depreciation	$64,421	$(41,729)

Core
Cost of investments	$3,855,332
Gross tax unrealized appreciation	$76,994
Gross tax unrealized depreciation	$(639,836)
Net tax unrealized depreciation	$(562,842)

	Growth	International
Cost of investments	$11,128,275	$32,202,344
Gross tax unrealized appreciation	$3,473,615	$6,729,065
Gross tax unrealized depreciation	$(1,974,938)	$(1,924,190)
Net tax unrealized appreciation (depreciation)	$1,498,677	$4,804,875

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.

Continued on next page.

May 31, 2009   Semi-Annual Report   |  37

Notes To Financial Statements (continued)

As of November 30, 2008, components of distributable earnings on a tax basis were as follows:

	Short-Term Bond	Bond Income
Net tax unrealized depreciation	$(51,811)	$(208,137)
Undistributed ordinary income	1,407	-
Undistributed long-term capital gain (loss)	(47,214)	(64,493)
Total distributable earnings (loss)	(45,807)	(64,493)
Total accumulated earnings (loss)	$(97,618)	$(272,630)

Core
Net tax unrealized depreciation	$(801,118)
Undistributed ordinary income	-
Undistributed long-term capital gain (loss)	(75,141)
Total distributable earnings (loss)	(75,141)
Total accumulated earnings (loss)	$(876,259)

	Growth	International
Net tax unrealized appreciation (depreciation)	$427,120	$(1,524,286)
Undistributed ordinary income	4,891	18,238
Undistributed long-term capital gain (loss)	(108,384)	(51,076)
Total distributable earnings (loss)	(103,493)	(32,838)
Total accumulated earnings (loss)	$323,627	$(1,577,124)

NOTE 6 - Investments

Investment transactions other than short-term investments for the semi-annual period ended May 31, 2009 were as follows:

	Purchases	Sales
Short-Term Bond	$301,312	$242,850
Bond Income	$782,866	$979,844
Core	$914,419	$746,394
Growth	$3,637,423	$777,222
International	$24,675,702	$699,657

NOTE 7 - Custody Credits

Pursuant to an agreement dated July 29, 2008 with PNC Global Investment Servicing, a division of PNC Financial Service Group, custody fees are reduced by credits for cash balances. For the semi-annual period ended May 31, 2009, custodian fees for Short-Term Bond, Bond Income, Core, Growth, and International were $81; $84; $74; $368; and $1,109; respectively. The custodian credited these fees for the current period.

38 |   May 31, 2009   Semi-Annual Report

Availability of Portfolio Information

  The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Funds' Forms N-Q are available on the SEC's website at www.sec.gov, and at www.saturna.com.
  The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
  The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.saturna.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.saturna.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8752; (b) on the Funds' website at www.saturna.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance in maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. We may disclose this information to an affiliated party to process transactions that you direct. We may use an agent for the purpose of mailing account statements, shareholder reports and other information about our products and services to you, in which case we may provide information, such as your name and address, to the agent solely for that purpose. We contractually require any service providers to protect the confidentiality of your information and to use the information only for the purposes for which you provided it.

We maintain our own technology resources to minimize the use of outside service providers. Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. Please be assured that except as described above, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-800/SATURNA.

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

May 31, 2009   Semi-Annual Report   |  39

(graphics omitted)

Saturna Capital
1300 North State Street
Bellingham, WA 98225
www.saturna.com
800/SATURNA

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are a series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is issued for the information of the shareowners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

Performance Summary:

Average Annual Returns (for calendar years ending June 30, 2009)
	1 Year	3 Years	5 Years	10 Years	Expense Ratio¹
Idaho Tax-Exempt Fund	5.62%	4.35%	3.65%	4.30%	0.77%
S&P Idaho Municipal Bond Index	2.17%	2.55%	3.99%	5.06%	N/A

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free (800) SATURNA or visiting www.saturna.com. Total returns are historical and include change in share value, and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of 2% redemption fee on shares held less than 30 days (90 days after October 1, 2009). Share price, yield, and return will vary and you may have a gain or loss when you sell your shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2009, incorporates results for the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Please consider an investment's objectives, risks, charges and expenses carefully before investing. To obtain the Fund's prospectus that contains this and other important information please visit www.saturna.com or call toll free 1-800/SATURNA. Please read the prospectus carefully before investing.

2   |   May 31, 2009   Semi-Annual Report

Fellow Shareowners:

For the six months ending May 31, 2009, Idaho Tax-Exempt Fund returned 10.51%. And for the twelve months ended May 31, the Fund returned 5.40%.

2008's credit crisis brought the worst period for financial and real asset prices since the 1930s. It caused the Fund's net asset value per share (NAV) to tumble an unprecedented 12% to $4.63 by October 15, 2008, subsequently recovering 16% to $5.37 per share at May 31, 2009. As of June 30, 2009, the NAV was $5.31. Since November of 2008, the Fund's net assets increased 17% to $13.73 million — the highest total in its 21-year history. Higher assets helped keep the annualized expense ratio for the most recent six months at 0.76%.

Idaho revenues and property values are down less than many other States. Despite a projected 16% drop in general fund revenue from 2008 to 2010, Idaho balanced its budget for the next two years using only a portion of its reserves. Municipal issuer revenues and property values are also down, however their creditworthiness remains sound and can be sustained even without an early recovery in revenue or property values.

Without access to bond insurance and the credit rating boost it provides, many issuers are relying on State credit enhancement programs and funding agencies to fill the void. While annualized 2009 issuance in dollars remains unchanged, the number of new issues has fallen nearly 60%. Fortunately, the State's balanced budgets protect these funding resources. Idaho's conservative fiscal culture has limited the impact of the housing crisis and the relative decline in housing prices.

Looking ahead, we do not expect the price volatility of 2008-2009 to continue. The Fund's NAV has recovered from last fall's exceptional valuations. To us, the Fund remains attractive on a relative credit risk basis. The Idaho economy should benefit from a large per capita funding allocation from the American Recovery and Reinvestment Act of 2009. While Idaho's economic and employment growth may not lead the nation out of the current recession, they are both in strong positions.

For those seeking a conservative investment vehicle that may benefit from a softer U.S. economy, the Idaho Tax-Exempt Fund offers a diversified portfolio of high-grade, 100% Idaho issues that provide income exempt from federal income and alternative minimum taxes as well as Idaho state income tax.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, including low expenses, income free from Idaho and federal income taxes, a high-quality diversified bond portfolio, and daily supervision by professional managers. We welcome your suggestions. Only with your help can we be certain that we are meeting our primary objective — your investment needs.

Respectfully,

(graphic omitted)

Nicholas Kaiser,
President

(graphic omitted)

Phelps McIlvaine,
Vice President, Portfolio Manager

July 20, 2009

Semi-Annual Report   May 31, 2009   |   3

Performance Summary

Average Annual Returns (as of May 31, 2009)
	1 Year	5 Years	10 Years	Expense Ratio¹
Idaho Tax-Exempt Fund	5.40%	3.94%	4.24%	0.77%
S&P Idaho Municipal Bond Index	1.85%	4.40%	5.13%	N/A
S&P National Municipal Bond Index	3.07%	4.44%	N/A	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the Index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 1999 to a similar amount invested in two Standard & Poor's Indices, which reflect the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $15,141 versus $16,075 in the S&P National Municipal Bond Index and $16,162 in the S&P Idaho Municipal Bond Index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days (90 days as of October 1, 2009).

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2009, incorporates results for the fiscal year ending November 30, 2008, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
	Ada & Canyon Cos. JSD #3 Kuna 5.00% due 9/15/2019	4.0%
	Boise State University Revenue 5.00% due 4/1/2034	2.9%
	Bonneville & Bingham Cos. JSD #93 4.50% due 9/15/2017	2.7%
	Owyhee & Elmore Cos. JSD #365 Grand View 4.00% due 8/15/2027	2.7%
	Pocatello ID Water Revenue 4.75% due 2/1/2026	2.6%
	Canyon County SCD #139 4.35% due 9/15/2025	2.6%
	Canyon County SCD #131 Nampa 4.75% due 8/15/2019	2.5%
	Bingham County SCD #55 Blackfoot 4.65% due 8/1/2017	2.2%
	Post Falls LID SPA 5.00% due 5/1/2021	2.2%
	Valley & Adams Cos. JSD #421 4.50% due 8/1/2024	2.1%

4   |   May 31, 2009   Semi-Annual Report

Investments
Rating¹	Issue	Coupon/Maturity	Face Amount	Market Value²	Percentage
Electric Power
AAA	Idaho Falls Electric Revenue	6.75% due 4/1/2019	$140,000	$165,577	1.2%

Financial Services
AA-	Boise City General Fund Revenue, Series A	5.20% due 12/1/2017	160,000	168,912	1.2%
AA-	Boise City General Fund Revenue, Series A	5.25% due 12/1/2018	100,000	105,147	0.8%
AA	Idaho Bond Bank Authority³	4.00% due 9/15/2019	90,000	93,312	0.7%
			350,000	367,371	2.7%

General Obligation
AA-	Ada & Canyon Cos. JSD #2 Meridian³	5.50% due 7/30/2015	50,000	58,886	0.4%
AAA	Ada & Canyon Cos. JSD #2 Meridian	5.00% due 8/15/2020	165,000	181,282	1.3%
AAA	Ada & Canyon Cos. JSD #2 Meridian	5.00% due 8/15/2021	155,000	169,204	1.2%
AA-	Ada & Canyon Cos. JSD #3 Kuna	5.00% due 9/15/2019	500,000	549,125	4.0%
AAA	Adams & Washington Cos. JSD #432	4.00% due 8/15/2019	100,000	106,666	0.8%
AAA	Bingham County SCD #55 Blackfoot	4.65% due 8/1/2017	285,000	304,312	2.2%
AA	Blaine County, Idaho Series A	4.05% due 8/1/2023	150,000	153,450	1.1%
A	Boise County SCD #73	5.15% due 7/31/2010	125,000	125,746	0.9%
A	Bonneville & Bingham Cos. JSD #93	4.50% due 9/15/2016	150,000	162,613	1.1%
A	Bonneville & Bingham Cos. JSD #93	4.50% due 9/15/2017	350,000	372,008	2.7%
A-	Caldwell, Idaho	5.30% due 5/15/2014	150,000	154,576	1.1%
AA-	Canyon County SCD #139	4.35% due 9/15/2025	350,000	351,064	2.6%
A	Canyon County SCD #131 Nampa	4.75% due 8/15/2019	325,000	345,953	2.5%
A	Canyon County SCD #131 Nampa	5.00% due 8/15/2023	105,000	109,420	0.8%
A-	Canyon County SCD #134 Middleton	4.65% due 7/31/2016	170,000	179,051	1.3%
AAA	Fremont & Madison JSD #215 St. Anthony	4.00% due 8/15/2019	200,000	213,312	1.6%
AAA	Jefferson & Madison SCD #251 Rigby	4.25% due 9/1/2024	100,000	102,791	0.8%
AAA	Jerome, Lincoln, & Gooding Cos. JSD #261	3.75% due 9/15/2018	125,000	131,260	1.0%
AAA	Jerome, Lincoln, & Gooding Cos. JSD #261	5.00% due 9/15/2022	250,000	272,615	2.0%
AAA	Kootenai-Shonshone Area Library	4.25% due 8/1/2021	220,000	230,432	1.7%
AAA	Latah, Nez Perce, & Clearwater JSD #283	4.50% due 8/15/2027	190,000	202,669	1.5%
AA-	Lemhi County	4.20% due 8/1/2015	100,000	105,157	0.8%
AA-	Madison County SCD #321 Rexburg	4.50% due 8/15/2024	260,000	265,073	1.9%
AA-	Madison County SCD #321 Rexburg	4.50% due 8/15/2026	250,000	249,392	1.8%
AA-	Meridian Free Library District	5.00% due 8/1/2015	100,000	100,421	0.7%
A-	Minidoka & Jerome Cos. JSD #331³	4.50% due 8/15/2018	75,000	77,945	0.6%
A-	Minidoka & Jerome Cos. JSD #331³	4.50% due 8/15/2020	75,000	76,709	0.6%
A-	Minidoka & Jerome Cos. JSD #331	4.375% due 8/15/2024	225,000	223,875	1.6%
A-	Minidoka & Jerome Cos. JSD #331	4.50% due 8/15/2025	160,000	159,080	1.2%
A	Nampa Idaho, Series B	5.00% due 8/1/2020	200,000	209,258	1.5%
AAA	Owyhee & Canyon Cos. JSD #370 Homedale	4.55% due 8/15/2016	160,000	181,936	1.3%
AAA	Owyhee & Elmore Cos. JSD #365 Grand View	4.00% due 8/15/2027	350,000	365,687	2.7%
AA-	Payette County SCD #373	5.00% due 9/15/2024	100,000	107,435	0.8%
A+	Valley & Adams Cos. JSD #421	4.50% due 8/1/2024	290,000	294,063	2.1%
A+	Valley & Adams Cos. JSD #421	4.50% due 8/1/2022	135,000	138,737	1.0%
			6,695,000	7,031,203	51.2%

Medical/Hospitals
AA-	Idaho Health Facility Authority Holy Cross Revenue	5.25% due 12/1/2014	110,000	110,593	0.8%
AA-	Idaho Health Facility Authority Holy Cross Revenue	5.00% due 12/1/2022	115,000	115,578	0.8%
AA-	Idaho Health Facility Authority Holy Cross Revenue³	5.00% due 12/1/2028	50,000	50,092	0.4%
AA	Idaho Health Facility Authority Revenue	6.00% due 12/1/2023	200,000	212,794	1.6%
			475,000	489,057	3.6%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

Semi-Annual Report   May 31, 2009   |   5

Investments
Rating¹	Issue	Coupon/Maturity	Face Amount	Market Value²	Percentage
Municipal Leases
A	Nez Perce County COP	4.50% due 2/1/2021	$150,000	$154,500	1.1%

Pollution Control
AA	Idaho Bond Bank Authority Revenue, Series A	4.30% due 9/1/2022	135,000	138,305	1.0%
AA	Idaho Bond Bank Authority Revenue, Series A³	4.125% due 9/15/2023	75,000	75,887	0.6%
AAA	Moscow Idaho Sewer Revenue	4.45% due 5/1/2028	200,000	202,638	1.5%
			410,000	416,830	3.1%

Real Estate
AAA	Idaho Housing & Finance Association	4.80% due 6/1/2017	100,000	110,153	0.8%
AA-	Idaho Housing & Finance Association³	5.00% due 7/15/2027	50,000	50,484	0.4%
AAA	Idaho Housing & Finance Association	5.65% due 7/2/2028	100,000	102,112	0.7%
BBB+	Idaho State Building Authority Revenue	4.50% due 9/1/2023	110,000	112,035	0.8%
A	Post Falls LID SPA	5.00% due 5/1/2021	300,000	299,973	2.2%
			660,000	674,757	4.9%

Sewer
A	Troy ID Sewer System	8.00% due 2/1/2010	20,000	19,927	0.1%

State Education
A+	Boise State University Revenue	4.50% due 4/1/2027	250,000	250,150	1.8%
A+	Boise State University Revenue	5.00% due 4/1/2034	385,000	391,557	2.9%
A	Idaho State University Revenue	4.90% due 4/1/2017	150,000	150,050	1.1%
AA-	Idaho State University Revenue, Series B	4.625% due 4/1/2024	220,000	225,361	1.6%
A+	University of Idaho Revenue, Series A	5.00% due 4/1/2019	200,000	211,572	1.5%
AAA	University of Idaho Revenue, Series A	5.00% due 4/1/2020	260,000	273,520	2.0%
			1,465,000	1,502,210	10.9%

Transportation
AA	Idaho Housing & Finance Association	4.60% due 7/15/2023	250,000	253,335	1.8%
AA	Idaho Housing & Finance Association	5.00% due 7/15/2024	200,000	213,292	1.6%
			450,000	466,627	3.4%

Urban Renewal
AA-	Boise City Urban Renewal Agency Lease Revenue	5.00% due 8/15/2020	160,000	171,971	1.3%
AA-	Boise City Urban Renewal Agency Lease Revenue³	5.00% due 8/15/2021	90,000	95,994	0.7%
A	Jerome Urban Renewal District Revenue, Series A	5.40% due 9/1/2013	200,000	201,362	1.5%
			450,000	469,327	3.5%

Water Supply
A	Blackfoot, Idaho COP	5.80% due 9/1/2018	135,000	139,845	1.0%
AA	Idaho Bond Bank Authority Revenue	4.00% due 9/15/2024	100,000	98,843	0.7%
AA	Idaho Bond Bank Authority Revenue	5.00% due 9/15/2026	250,000	262,263	1.9%
A	Pocatello ID Water Revenue	4.50% due 2/1/2024	100,000	100,066	0.7%
A	Pocatello ID Water Revenue	4.75% due 2/1/2026	350,000	353,196	2.6%
			935,000	954,213	6.9%

Total investments		(Cost $12,420,466)	$12,200,000	12,711,599	92.6%
Other assets (net of liabilities)				1,015,829	7.4%
Total net assets (100%)				$13,727,428	100.0%
¹ Ratings shown are as determined by a national bond rating agency or the Adviser. ² See page 10, Security Valuation ³ See page 10, Fair value measurements, FAS 157, Level 3

(The accompanying notes are an integral part of these financial statements.)

6   |   May 31, 2009   Semi-Annual Report

Statement of Assets and Liabilities
As of May 31, 2009

Assets
Investments in securities, at value (Cost $12,420,466)	$12,711,599
Cash	968,445
Interest receivable	159,285
Receivable for Fund shares sold	2,230
Insurance reserve premium	801
Total assets		13,842,360
Liabilities
Payable for securities purchased	100,000
Payable for Fund shares redeemed	10,262
Distributions payable	6,659
Payable to affiliates	5,519
Accrued expenses	(7,508)
Total liabilities		114,932
Net assets		$13,727,428

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	13,433,937
Unrealized net appreciation on investments	291,133
Accumulated net realized gain	2,358
Net assets applicable to Fund shares outstanding		$13,727,428

Fund shares outstanding		2,558,595

Net asset value, offering and redemption price per share		$5.37

Statement of Operations
Period ended May 31, 2009

Investment income
Interest income	$284,892
Amortization of bond premium	(25,218)
Gross investment income		259,674
Expenses
Investment adviser and administration fees	31,646
Audit fees	6,182
Chief Compliance Officer expenses	2,310
Insurance	2,236
Printing and postage	2,042
Shareholder servicing	1,615
Trustee fees	1,538
Filing and registration fees	725
Legal fees	382
Custodian fees	310
Other expenses	49
Total gross expenses	49,035
Less custodian fee credits	(310)
Net expenses		48,725
Net investment income		210,949

Net realized gain (loss) on investments
Proceeds from sales	330,075
Less cost of securities sold (based on identified cost)	327,717
Net realized gain on investments		2,358
Net change in unrealized appreciation (depreciation) on investments
End of period	291,133
Beginning of period	(724,457)
Net increase in unrealized appreciation		1,015,590
Net gain on investments		1,017,948

Net increase in net assets resulting from operations		$1,228,897

(The accompanying notes are an integral part of these financial statements.)

Semi-Annual Report   May 31, 2009   |   7

Statements of Changes of Net Assets	Period ended May 31, 2009	Year ended Nov. 30, 2008
Increase (decrease) in net assets from operations:
From operations
Net investment income	$210,949	$398,972
Net realized gain (loss) on investments	2,358	9,474
Net increase (decrease) in unrealized appreciation	1,015,590	(851,475)
Net increase (decrease) in net assets	1,228,897	(443,029)
Distributions to shareholders from
Net investment income	(210,949)	(398,972)
Capital gains distributions	-	(9,502)
Total distributions	(210,949)	(408,474)
Capital share transactions
Proceeds from sales of shares	1,264,421	3,900,608
Value of shares issued in reinvestment of dividends	172,682	331,494
Early redemption fees retained	-	12
Cost of shares redeemed	(501,356)	(1,622,662)
Net increase in net assets	935,747	2,609,452
Total increase/decrease in net assets	1,953,695	1,757,949

Net assets
Beginning of period	11,773,733	10,015,784
End of period	$13,727,428	$11,773,733

Shares of the Fund sold and redeemed
Number of shares sold	240,044	754,461
Number of shares issued in reinvestment of dividends	32,847	64,517
Number of shares redeemed	(97,262)	(325,141)
Net increase in number of shares outstanding	175,629	493,837

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	For the period ended	For the year ended November 30,
	May 31, 2009	2008	2007	2006	2005	2004
Net asset value at beginning of period	$4.94	$5.30	$5.32	$5.27	$5.39	$5.46
Income from investment operations
Net investment income	$0.09	$0.18	0.18	0.18	0.19	0.19
Net gains (losses) on securities (both realized & unrealized)	0.43	(0.36)	(0.02)	0.06	(0.10)	(0.07)
Total from investment operations	0.52	(0.18)	0.16	0.24	0.09	0.12
Less distributions
Dividends (from net investment income)	(0.09)	(0.18)	(0.18)	(0.18)	(0.19)	(0.19)
Distributions (from capital gains)	-	-	-	(0.01)	(0.02)	-
Total distributions	(0.09)	(0.18)	(0.18)	(0.19)	(0.21)	(0.19)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²	-

Net asset value at end of period	$5.37	$4.94	$5.30	$5.32	$5.27	$5.39

Total return	10.51%	(3.36)%	3.02%	4.66%	1.66%	2.29%

Ratios / supplemental data
Net assets ($000), end of period	$13,727	$11,774	$10,016	$8,783	$8,531	$8,472
Ratio of expenses to average net assets
Before custodian credits	0.39%	0.77%	0.89%	0.87%	0.91%	0.95%
After custodian credits	0.38%	0.76%	0.87%	0.83%	0.88%	0.93%
Ratio of net investment income after custodian credits to average net assets	1.66%	3.51%	3.35%	3.40%	3.58%	3.56%
Portfolio turnover rate	3%	7%	6%	24%	21%	15%
¹Early redemption fee adopted March 29, 2005		²Amount is less than $0.01

(The accompanying notes are an integral part of these financial statements.)

8   |   May 31, 2009   Semi-Annual Report

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% fee for redemption of shares held less than 30 calendar days (90 calendar days as of Oct. 1, 2009). You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, $15 per overnight courier delivery.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2008]	Ending Account Value [May 31, 2009]	Expenses Paid During Period¹
Actual	$1,000.00	$1,105.10	$3.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.14	$3.83

¹ Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 0.76% (based on the most recent semi-annual period of December 1, 2008 through May 31, 2009, multiplied by the average account value of $1,052.55 over the period multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report   May 31, 2009   |   9

Notes To Financial Statements

Note 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other five portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987. The investment objective of the Fund is to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund.

Security valuation:

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and general market conditions. In the absence of a valuation from an independent service, securities are valued at their respective fair values as determined in good faith by or under the direction of the Board of Trustees.

The cost of securities is the same for accounting and federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded based on the identified cost.

Share valuation:

The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments carried at value:

Level	Valuation Inputs	Investments in Securities
Level 1	Quoted prices	$-
Level 2	Other significant observable inputs	$12,112,363
Level 3	Significant unobservable inputs	$599,236
Total		$12,711,599

Level 3 Roll-Forward Municipal Securities
Beginning Balance	$525,459
Total unrealized/realized gains or losses	$43,293
Purchases	$50,484
Maturity	$(20,000)
Ending Balance	$599,236

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than an Round Lot and are considered "Odd Lots." Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Income taxes:

As a qualified investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its investment income. It is the Fund's policy to meet the requirements of the Internal Revenue

10   |   May 31, 2009   Semi-Annual Report

Notes To Financial Statements (continued)

Code applicable to regulated investment companies and to distribute all its taxable and tax-exempt income to its shareowners. The Fund intends to meet requirements for tax-free income dividends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 31, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ending November 30, 2009, remains subject to examination by taxing authorities.

Derivative instruments and hedging activities:

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Since the Funds do not own derivative instruments or participate in hedging activities the adoption of FAS 161 has no impact on the fund's financial statements and related disclosures.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Dividends are paid daily and distributed on the last business day of each month. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

Interest income is recognized on an accrual basis. Discounts on securities purchased are accreted and premiums are amortized over the lives of the respective securities.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. To discourage speculation, shares held less than 30 calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Fund as paid-in capital and included in the daily NAV. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Note 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund's business. Expenses incurred by the Trust on behalf of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the the period ended May 31, 2009, the Fund incurred advisory fee expenses of $31,646.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor for the Fund.

Saturna Capital Corporation acts as shareowner-servicing agent for the Fund, for a monthly fee plus certain expenses. For the the period ended May 31, 2009, the Fund paid shareowner-servicing fees of $1,615.

Trustee Nicholas Kaiser, who also serves as the president of the Trust, is a director and president of the Adviser. The four independent trustees are compensated by the Trust $600 per Board or committee meeting attended, plus reimbursement of travel expenses, allocated pro-rata to the six Funds of Saturna Investment Trust. For the the period ended May 31, 2009, the Trust incurred compensation expenses of $6,400 which is included in $7,933 of total expenses for the independent Trustees.

The officers are paid by Saturna Capital, and not the Trust, except for Mr. Winship, who is partially compensated by the Trust. On May 31, 2009, the trustees, officers and their immediate families as a group owned 2.54% of the outstanding shares of the Fund.

Note 5 — Investments

During the period ended May 31, 2009, the Fund purchased $629,875 of securities and sold/matured $330,075 of securities.

Note 6 — Distributions to shareowners

The tax characteristics of distributions paid during the period ended May 31, 2009 (estimated) and the fiscal years ended November 30, 2008, 2007 and 2006 were as follows:

	2009	2008	2007	2006
Tax-exempt income	$210,949	$398,755	$309,037	$291,026
Taxable income	-	8,671	200	702
Capital gain¹	$-	$1,048	$ -	$19,527

¹ Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

The cost basis of investments for Federal Income Tax purposes at May 31, 2009 were as follows:

Cost of investments	$12,420,466
Gross unrealized appreciation	$328,829
Gross unrealized depreciation	$(37,696)
Net unrealized appreciation	$291,133

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.

As of November 30, 2008 the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation (depreciation)	$(724,457)
Total distributable earnings	-
Other accumulated losses	-
Total accumulated earnings (losses)	$(724,457)

Semi-Annual Report   May 31, 2009   |   11

Notes To Financial Statements (continued)

Note 7 — Custodian

Pursuant to an agreement dated July 29, 2008 with PNC Global Investment Servicing, a division of PNC Financial Services Group, custody fees are reduced by credits for cash balances. For the the period ended May 31, 2009, custodian fees incurred by the Fund amounted to $310. The custodian waived $310 of their fees for the current period.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. We may disclose this information to an affiliated party to process transactions that you direct. We may use an agent for the purpose of mailing account statements, shareholder reports and other information about our products and services to you, in which case we may provide information, such as your name and address, to the agent solely for that purpose. We contractually require any service providers to protect the confidentiality of your information and to use the information only for the purposes for which you provided it.

We maintain our own technology resources to minimize the use of outside service providers. Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. Please be assured that except as described above, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-800/SATURNA.

Availability of Fund Portfolio Information

  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Fund's Form N-Q is available on the SEC's website at www.sec.gov and at www.saturna.com.
  The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.
  The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.saturna.com.

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

(graphic omitted)

Saturna Capital
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Item 2. Code of Ethics

Registrant has adopted a code of ethics, which is posted on the Funds' Internet website at www.saturna.com. Requests may also be made via telephone at 1-800/728-8762, and will be processed within one business day of receiving such request.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On July 24, 2009, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
President
July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
President
July 30, 2009

By:

/s/ Christopher Fankhauser
Treasurer
July 30, 2009